Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	$ 134,189	$ 132,907
Products [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	90,324	83,172
Services [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	43,865	49,735
Revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	100,925	93,816
Revenues recognized in point in time [Member] | Products [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	90,324	83,172
Revenues recognized in point in time [Member] | Services [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	10,601	10,644
Revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	33,264	39,091
Revenues recognized over time [Member] | Services [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	$ 33,264	$ 39,091